Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended May 31, 2024 originally filed with the Securities and Exchange Commission on July 31, 2024, and amended on September 6, 2024 to correct the phone number at the bottom of page 2 of the Tailored Shareholder Reports for all series of the Registrant. Other than the aforementioned revisions, this amendment does not amend, update or change any other items or disclosures found the original Form N-CSR filing for the Registrant submitted on July 31, 2024.
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024